UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  May 31

Date of reporting period:   November 30, 2023

Item 1. REPORTS TO STOCKHOLDERS.

Adaptive ETFs

SEMI- ANNUAL REPORT
For the Fiscal Period from June 1, 2023
through November 30, 2023
(Unaudited)
Adaptive Alpha Opportunities ETF

Adaptive Hedged Multi-Asset Income ETF

RH Tactical Outlook ETF

RH Tactical Rotation ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Adaptive ETFs (the “ETFs”). The ETFs’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETFs’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the ETFs nor the ETFs’ distributor is a bank.

The ETFs are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the ETFs, including their principals, and Capital Investment Group, Inc.

Table of Contents
Schedule of Investments	………………………………………………………………………………	1
Statement of Assets and Liabilities	………………………………………………………………………………	9
Statement of Operations	………………………………………………………………………………	10
Statements of Changes in Net Assets	………………………………………………………………………………	11
Notes to Financial Statements	………………………………………………………………………………	17
Additional Information	………………………………………………………………………………	35

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the ETFs) and of the market in general and statements of the ETFs’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETFs carefully before investing. The prospectus contains this and other information about the ETFs. A copy of the prospectus is available at https://docs.nottinghamco.com/Adaptive or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on the Funds:

See Our Web site @ adaptivefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Adaptive Alpha Opportunities ETF
Schedule of Investments (unaudited)
As of November 30, 2023
	Shares	Value (Note 1)
Common Stocks - 51.92%
Communications - 5.54%
Booking Holdings Inc (a)	722	$ 2,256,755
AT&T Inc	101,244	1,677,613
Meta Platforms Inc (a)	27,238	8,910,912
		12,845,280
Consumer Discretionary - 6.31%
Copart Inc (a)	79,048	3,969,791
Darden Restaurants Inc	13,535	2,117,821
Green Brick Partners Inc (a)	9,944	471,843
Tri Pointe Homes Inc (a)	17,364	506,682
Builders FirstSource Inc (a)	4,304	577,209
Winmark Corp	1,528	657,040
Deckers Outdoor Corp (a)	1,080	717,088
McDonald's Corp	7,439	2,096,608
MGM Resorts International	47,577	1,876,437
Ulta Beauty Inc (a)	3,886	1,655,397
		14,645,916
Consumer Staples - 2.56%
J M Smucker Co/The	13,264	1,455,459
TreeHouse Foods Inc (a)	10,490	427,048
elf Beauty Inc (a)	9,980	1,178,538
Lamb Weston Holdings Inc	28,700	2,870,861
		5,931,906
Energy - 0.68%
Marathon Petroleum Corp	180	26,854
Exxon Mobil Corp	15,195	1,561,134
		1,587,988
Financials - 2.21%
Ameriprise Financial Inc	2,285	807,770
Bank of America Corp	14,820	451,862
Charles Schwab Corp/The	8,396	514,843
JPMorgan Chase & Co	3,851	601,064
Primerica Inc	2,880	603,389
Cboe Global Markets Inc	7,940	1,446,589
Raymond James Financial Inc	6,662	700,509
		5,126,026
Health Care - 6.74%
Boston Scientific Corp (a)	61,067	3,413,035
Embecta Corp	23,340	428,056
Regeneron Pharmaceuticals Inc (a)	4,492	3,700,555
Sage Therapeutics Inc (a)	10,168	199,089
Bio-Rad Laboratories Inc (a)	2,905	885,793
Novo Nordisk A/S	10,110	1,029,602
West Pharmaceutical Services Inc	4,084	1,432,504
Eli Lilly & Co	3,937	2,326,924
Vertex Pharmaceuticals Inc (a)	6,300	2,235,303
		15,650,861
Industrials - 7.18%
Howmet Aerospace Inc	72,285	3,802,191
Ingersoll Rand Inc	12,057	861,232
Terex Corp	9,648	477,576
WESCO International Inc	3,208	499,967

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF
Schedule of Investments (unaudited) (continued)
As of November 30, 2023
	Shares	Value (Note 1)
Industrials – (continued)
Hubbell Inc	1,682	$ 504,600
Federal Signal Corp	8,884	612,463
Parker-Hannifin Corp	1,458	631,576
Moog Inc	5,110	715,451
Quanta Services Inc	6,019	1,133,438
Badger Meter Inc	11,036	1,626,375
WW Grainger Inc	2,325	1,827,892
TransDigm Group Inc	4,114	3,961,247
		16,654,008
Materials - 0.25%
Ecolab Inc	3,082	590,912
Technology - 20.45%
Advanced Micro Devices Inc (a)	1,614	195,552
Analog Devices Inc	10,866	1,992,607
Apple Inc	33,806	6,421,450
Intel Corp	63,932	2,857,760
C3.ai Inc (a)	29,016	844,946
SiTime Corp (a)	9,382	1,037,649
Axcelis Technologies Inc (a)	10,158	1,262,436
Cadence Design Systems Inc (a)	4,650	1,270,705
SPS Commerce Inc (a)	9,178	1,581,186
Maximus Inc	19,472	1,625,717
Broadcom Inc	1,997	1,848,683
Appfolio Inc (a)	9,818	1,858,056
Synopsys Inc (a)	3,581	1,945,307
Manhattan Associates Inc (a)	8,778	1,957,933
Fair Isaac Corp (a)	2,709	2,946,308
Microsoft Corp	10,035	3,802,362
NVIDIA Corp	12,087	5,653,090
Oracle Corp	9,490	1,102,833
Salesforce Inc (a)	13,993	3,524,837
Skyworks Solutions Inc	5,960	577,703
Tyler Technologies Inc (a)	1,366	558,475
Verisk Analytics Inc	10,735	2,591,751
		47,457,346
Total Common Stocks (Cost $110,117,830)		120,490,243
Exchange-Traded Products - 45.74%
Country Funds - 5.21%
Global X MSCI Argentina ETF	19,009	959,955
iShares MSCI EAFE ETF	153,719	11,132,330
		12,092,285
Energy Funds - 4.00%
Energy Select Sector SPDR Fund	109,725	9,280,541
Large-Cap Funds - 7.61%
Financial Select Sector SPDR Fund	34,637	1,243,468
iShares U.S. Broker-Dealers & Securities Exchanges ETF	62,888	6,203,901
SPDR S&P Capital Markets ETF	58,428	5,334,476
SPDR S&P Regional Banking ETF	216	9,746
Vanguard Financials ETF	56,083	4,874,174
		17,665,765

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF
Schedule of Investments (unaudited) (continued)
As of November 30, 2023
				Shares	Value (Note 1)
Health Care - 1.86%
iShares U.S. Medical Devices ETF				85,972	$ 4,309,776
Industrials - 5.17%
Industrial Select Sector SPDR Fund				95,499	10,223,168
SPDR S&P Aerospace & Defense ETF				13,804	1,764,703
					11,987,871
Technology - 21.90%
ALPS O'Shares Global Internet Giants ETF (a)				318	10,971
Invesco QQQ Trust Series 1				40,992	15,938,919
Invesco S&P 500 Equal Weight Technology ETF				152,430	4,623,202
Technology Select Sector SPDR Fund				81,323	15,057,767
VanEck Semiconductor ETF				94,652	15,189,753
					50,820,612
Total Exchange-Traded Products (Cost $97,972,707)					106,156,850
	Number of Contracts	Exercise Price	Exercise Date	Notional Value
Call Options Purchased - 1.28%
Advanced Micro Devices Inc	300	$105	3/16/2024	$ 3,150,000	640,500
NVIDIA Corp	700	510	12/9/2023	35,700,000	37,450
NVIDIA Corp	350	430	3/16/2024	15,050,000	2,276,750
Technology Select Sector SPDR Fund	14	180	3/16/2024	252,000	15,610
Call Options Purchased (Premium Paid $3,837,061)					2,970,310
Put Options Purchased - 2.45%
Meta Platforms Inc	100	335	12/16/2023	3,350,000	110,750
Meta Platforms Inc	300	338	12/16/2023	10,140,000	384,000
Meta Platforms Inc	100	340	3/16/2024	3,400,000	276,750
Copart Inc	800	50	1/20/2024	4,000,000	92,000
Deckers Outdoor Corp	25	650	1/20/2024	1,625,000	37,375
iShares MSCI EAFE ETF	1,550	73	1/20/2024	11,315,000	228,625
Exxon Mobil Corp	150	120	12/16/2023	1,800,000	255,750
Energy Select Sector SPDR Fund	500	89	3/16/2024	4,450,000	357,500
Energy Select Sector SPDR Fund	100	90	3/16/2024	900,000	67,750
Cboe Global Markets Inc	100	180	1/20/2024	1,800,000	31,000
iShares U.S. Broker-Dealers & Securities Exchanges ETF	500	98	12/16/2023	4,900,000	28,750
Eli Lilly & Co	50	580	1/20/2024	2,900,000	75,000
Novo Nordisk A/S	150	95	3/16/2024	1,425,000	50,250
Howmet Aerospace Inc	750	50	1/20/2024	3,750,000	37,500
Industrial Select Sector SPDR Fund	150	106	1/20/2024	1,590,000	23,100
Industrial Select Sector SPDR Fund	1,000	103	3/16/2024	10,300,000	252,500
Advanced Micro Devices Inc	300	120	12/16/2023	3,600,000	88,350
Fair Isaac Corp	25	80	1/20/2024	200,000	84,250
Fair Isaac Corp	2	100	1/20/2024	20,000	8,620
Manhattan Associates Inc	100	230	1/20/2024	2,300,000	111,000
Microsoft Corp	100	320	1/20/2024	3,200,000	6,050
Microsoft Corp	100	350	1/20/2024	3,500,000	22,850
Microsoft Corp	100	370	3/16/2024	3,700,000	129,500
NVIDIA Corp	100	485	12/16/2023	4,850,000	225,000
NVIDIA Corp	50	340	1/20/2024	1,700,000	2,575
NVIDIA Corp	50	495	1/20/2024	2,475,000	186,500

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF
Schedule of Investments (unaudited) (continued)
As of November 30, 2023
		Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value (Note 1)
Put Options Purchased - (continued)
	Invesco QQQ Trust Series 1	400	$373	12/16/2023	$14,920,000	$ 39,200
	Invesco QQQ Trust Series 1	400	387	1/20/2024	15,480,000	297,600
	Invesco QQQ Trust Series 1	300	395	3/16/2024	11,850,000	452,100
	VanEck Semiconductor ETF	100	143	1/20/2024	1,430,000	8,500
	VanEck Semiconductor ETF	200	148	1/20/2024	2,960,000	28,200
	VanEck Semiconductor ETF	700	163	1/20/2024	11,410,000	434,000
	VanEck Semiconductor ETF	200	160	5/18/2024	3,200,000	187,000
	Verisk Analytics Inc	110	240	1/20/2024	2,640,000	46,200
	Technology Select Sector SPDR Fund	200	176	12/16/2023	3,520,000	50,500
	Technology Select Sector SPDR Fund	500	183	1/20/2024	9,150,000	147,500
	Technology Select Sector SPDR Fund	450	148	3/16/2024	6,660,000	108,000
	Technology Select Sector SPDR Fund	200	179	3/16/2024	3,580,000	84,000
	SPDR S&P Homebuilders ETF	1,000	82	12/16/2023	8,200,000	106,500
	SPDR S&P Homebuilders ETF	2,000	77	1/20/2024	15,400,000	288,000
	SPDR S&P Homebuilders ETF	1,000	66	3/16/2024	6,600,000	240,000
	Total Put Options Purchased (Premiums Paid $7,491,245)					5,690,595
Short-Term Investment - 2.01%
	Dreyfus Treasury Securities Cash Management, 5.27% (b)				Shares
	(Cost $4,662,021)				4,662,021	4,662,021
Investments, at Value (Cost $224,080,863) - 103.40%						$239,970,019
Options Written (Premiums Received $8,663,193) - (3.45)%						(8,002,575)
Other Assets Less Liabilities - 0.05%						105,555
Net Assets - 100.00%						$232,072,999
(a)	Non-income producing investment
(b)	Represents 7-day effective SEC yield as of November 30, 2023.

Schedule of Options Written (unaudited)
As of November 30, 2023
	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value (Note 1)
Call Options Written - (2.60)%
Advanced Micro Devices Inc	(200)	$140	1/20/2024	$ (2,800,000)	$ (22,000)
Advanced Micro Devices Inc	(600)	145	3/16/2024	(8,700,000)	(192,000)
Apple Inc	(150)	195	1/20/2024	(2,925,000)	(42,450)
Cboe Global Markets Inc	(100)	200	3/16/2024	(2,000,000)	(19,750)
Copart Inc	(500)	60	5/18/2024	(3,000,000)	(26,250)
Deckers Outdoor Corp	(40)	740	3/16/2024	(2,960,000)	(73,600)
Eli Lilly & Co	(100)	660	1/20/2024	(6,600,000)	(35,250)
Industrial Select Sector SPDR Fund	(1,000)	109	3/16/2024	(10,900,000)	(162,500)
Invesco QQQ Trust Series 1	(100)	395	3/16/2024	(3,950,000)	(136,850)
iShares MSCI EAFE ETF	(1,600)	76	3/16/2024	(12,160,000)	(97,600)
Meta Platforms Inc	(200)	400	3/16/2024	(8,000,000)	(84,500)
Meta Platforms Inc	(6)	390	3/16/2024	(234,000)	(3,330)
Microsoft Corp	(100)	385	3/16/2024	(3,850,000)	(178,500)
Novo Nordisk A/S	(250)	125	3/16/2024	(3,125,000)	(27,500)
NVIDIA Corp	(200)	550	1/20/2024	(11,000,000)	(61,000)
NVIDIA Corp	(800)	600	3/16/2024	(48,000,000)	(546,000)
NVIDIA Corp	(700)	510	3/16/2024	(35,700,000)	(1,783,250)
NVIDIA Corp	(100)	520	3/16/2024	(5,200,000)	(222,500)
SPDR S&P Homebuilders ETF	(2,500)	85	3/16/2024	(21,250,000)	(825,000)
Technology Select Sector SPDR Fund	(500)	190	3/16/2024	(9,500,000)	(292,500)

See Notes to Financial Statements

Schedule of Options Written (unaudited) (continued)
As of November 30, 2023
	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value (Note 1)
Call Options Written -(continued)
Technology Select Sector SPDR Fund	(414)	$195	6/22/2024	$ (8,073,000)	$ (312,570)
Technology Select Sector SPDR Fund	(100)	180	6/22/2024	(1,800,000)	(160,500)
VanEck Semiconductor ETF	(100)	164	2/17/2024	(1,640,000)	(57,000)
VanEck Semiconductor ETF	(400)	175	6/22/2024	(7,000,000)	(292,000)
VanEck Semiconductor ETF	(400)	180	6/22/2024	(7,200,000)	(226,000)
VanEck Semiconductor ETF	(100)	160	6/22/2024	(1,600,000)	(141,500)
	Call Options Purchased (Premium Paid $6,679,004)				(6,021,900)
Put Options Written - (0.85)%
Advanced Micro Devices Inc	(200)	100	1/20/2024	(2,000,000)	(12,600)
Eli Lilly & Co	(50)	500	1/20/2024	(2,500,000)	(7,800)
Energy Select Sector SPDR Fund	(500)	75	3/16/2024	(3,750,000)	(52,500)
Energy Select Sector SPDR Fund	(400)	80	3/16/2024	(3,200,000)	(81,000)
Exxon Mobil Corp	(250)	95	1/20/2024	(2,375,000)	(20,000)
Invesco QQQ Trust Series 1	(400)	345	3/16/2024	(13,800,000)	(121,800)
iShares MSCI EAFE ETF	(1,600)	67	3/16/2024	(10,720,000)	(100,000)
Marathon Petroleum Corp	(200)	120	1/20/2024	(2,400,000)	(5,500)
Marathon Petroleum Corp	(100)	130	1/20/2024	(1,300,000)	(7,800)
Meta Platforms Inc	(300)	300	3/16/2024	(9,000,000)	(331,500)
Meta Platforms Inc	(206)	305	3/16/2024	(6,283,000)	(258,530)
Microsoft Corp	(100)	320	3/16/2024	(3,200,000)	(29,850)
Novo Nordisk A/S	(250)	78	3/16/2024	(1,950,000)	(17,500)
NVIDIA Corp	(20)	455	12/16/2023	(910,000)	(13,850)
NVIDIA Corp	(150)	430	1/20/2024	(6,450,000)	(121,875)
NVIDIA Corp	(50)	400	3/16/2024	(2,000,000)	(59,250)
NVIDIA Corp	(50)	435	3/16/2024	(2,175,000)	(110,000)
SPDR S&P Homebuilders ETF	(2,000)	65	3/16/2024	(13,000,000)	(475,000)
Technology Select Sector SPDR Fund	(543)	145	3/16/2024	(7,873,500)	(130,320)
Technology Select Sector SPDR Fund	(100)	145	6/22/2024	(1,450,000)	(24,000)
	Call Options Purchased (Premium Paid $1,984,190)				(1,980,675)
Total Options Written (Premiums Received $8,663,193) - (3.45)%					$ (8,002,575)

Summary of Investments by Sector	% of Net Assets	Value
Common Stocks:
Communications	5.54%	$ 12,845,280
Consumer Discretionary	6.31%	14,645,916
Consumer Staples	2.56%	5,931,906
Energy	0.68%	1,587,988
Financials	2.21%	5,126,026
Health Care	6.74%	15,650,861
Industrials	7.18%	16,654,008
Materials	0.25%	590,912
Technology	20.45%	47,457,346
Exchange-Traded Products:
Country Funds	5.21%	12,092,285
Energy Fund	4.00%	9,280,541
Large-Cap Funds	7.61%	17,665,765
Health Care Funds	1.86%	4,309,776
Industrial Funds	5.16%	11,987,871
Technology Funds	21.90%	50,820,612
Call Options Purchased	1.28%	2,970,310
Put Options Purchased	2.45%	5,690,595
Short-Term Investment	2.01%	4,662,021
Options Written	(3.45)%	(8,002,575)
Other Assets Less Liabilities	0.05%	105,555
Total Net Assets	100.00%	$232,072,999

See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income ETF
Schedule of Investments (unaudited)
As of November 30, 2023
			Shares	Value (Note 1)
Exchange-Traded Products - 96.64%
Debt Funds - 27.38%
iShares 20+ Year Treasury Bond ETF			106,430	$ 9,744,731
Commodity Funds - 25.04%
Credit Suisse X-Links Gold Shares Covered Call			50,557	7,239,763
United States Oil Fund LP			23,850	1,672,839
				8,912,602
Small-Cap Funds - 4.95%
iShares Russell 2000 ETF			9,808	1,762,105
Large-Cap Funds - 39.28%
Invesco QQQ Trust Series 1			13,839	5,381,018
SPDR S&P 500 ETF Trust			18,842	8,599,489
				13,980,507
Exchange-Traded Products (Cost $33,432,246)				34,399,945
Collateralized Mortgage Obligations - 0.88%	Principal	Interest Rate	Maturity Date
Alternative Loan Trust 2005-J11	$88,704	5.000%	11/25/2020	27,001
Alternative Loan Trust 2006-28CB	534,838	6.500%	10/25/2036	166,567
American Home Mortgage Investment Trust 2004-1	153,305	7.799%	4/25/2044	119,185
Total Collateralized Mortgage Obligations (Cost $448,512)				312,753
Short-Term Investment - 0.21%
Fidelity Government Portfolio, 5.24% (a)			Shares
(Cost $75,475)			75,475	75,475
Investments, at Value (Cost $33,956,233) - 97.73%				$34,788,173
Options Written (Premiums Received $109,580) - (0.21)%				(75,490)
Other Assets Less Liabilities - 2.47%				882,870
Net Assets - 100.00%				$35,595,553

(a)				Represents 7-day effective SEC yield as of May 31, 2023.

Schedule of Options Written (unaudited)
As of November 30, 2023
	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value (Note 1)
Call Options Written - (0.21)%
Invesco QQQ Trust Series 1	(130)	$395	12/2/2023	$(5,135,000)	$ (975)
iShares 20+ Year Treasury Bond ETF	(1,060)	92	12/9/2023	(9,752,000)	(71,020)
SPDR S&P 500 ETF Trust	(163)	460	12/2/2023	(7,498,000)	(2,690)
United States Oil Fund LP	(230)	74	12/2/2023	(1,702,000)	(805)
	Call Options Purchased (Premium Paid $109,580)				$(75,490)

Summary of Investments by Sector	% of Net Assets	Value
Exchange-Traded Products
Debt Fund	27.38%	$ 9,744,731
Commodity Funds	25.04%	8,912,602
Small-Cap Fund	4.95%	1,762,105
Large-Cap Funds	39.28%	13,980,507
Collateralized Mortgage Obligations	0.88%	312,753
Short-Term Investment	0.21%	75,475
Options Written	(0.21)%	(75,490)
Other Assets Less Liabilities	2.47%	882,870
Total Net Assets	100.00%	$35,595,553

See Notes to Financial Statements

RH Tactical Outlook ETF
Schedule of Investments (unaudited)
As of November 30, 2023
					Shares	Value (Note 1)
Exchange-Traded Products - 101.39%
	Commodity Funds - 8.24%
	iShares Silver Trust				18,705	$ 432,646
	SPDR Gold Shares				2,617	493,959
						926,605
	Mid-Cap Funds - 13.43%
	SPDR Portfolio S&P 400 Mid Cap ETF				33,565	1,510,425
	Small-Cap Funds - 3.44%
	iShares Russell 2000 ETF				2,151	386,449
	Debt Funds - 2.96%
	iShares 20+ Year Treasury Bond ETF				3,632	332,546
	Large-Cap Funds - 73.32%
	SPDR S&P 500 ETF Trust				18,069	8,246,691
	Total Exchange-Traded Products (Cost $10,658,351)					11,402,716

		Number of Contracts	Exercise Price	Exercise Date	Notional Value
Put Options Purchased - 0.04%
	SPDR S&P 500 ETF Trust (Premiums Paid $219,570)	195	$2	12/16/2023	$39,000	4,583
Investments, at Value (Cost $10,877,921) - 101.43%						$11,407,299
Options Written (Premiums Received $252,163) - (4.24)%						(476,438)
Other Assets Less Liabilities - 2.81%						315,756
Net Assets - 100.00%						$11,246,617

(a)	Non-income producing investment

Schedule of Options Written (unaudited)
As of November 30, 2023
	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value (Note 1)
Call Options Written - (4.22)%
SPDR S&P 500 ETF Trust (Premium Paid $156,419)	(180)	$431	12/16/2023	$(7,758,000)	$(474,390)
Put Options Written - (0.02)%
SPDR S&P 500 ETF Trust (Premium Paid $95,744)	(195)	397	12/16/2023	(7,741,500)	(2,048)
Total Options Written (Premiums Received $252,163) - (4.24)%					$(476,438)

Summary of Investments by Sector	% of Net Assets	Value
Exchange-Traded Products
Commodity Funds	8.24%	$ 926,605
Mid-Cap Funds	13.43%	1,510,425
Small-Cap Funds	3.44%	386,449
Debt Funds	2.96%	332,546
Large-Cap Funds	73.33%	8,246,691
Put Options Purchased	0.04%	4,583
Options Written	(4.24)%	(476,438)
Liabilities in Excess of Other Assets	(1.43)%	(160,682)
Total Net Assets	97.20%	$10,930,861

See Notes to Financial Statements

RH Tactical Rotation ETF
Schedule of Investments (unaudited)
As of November 30, 2023
					Shares	Value (Note 1)
Exchange-Traded Products - 101.64%
	Large-Cap Funds - 52.02%
	SPDR S&P 500 ETF Trust				25,905	$11,823,042
	Technology – 33.48%
	VanEck Semiconductor ETF				23,602	3,787,649
	Technology Select Sector SPDR Fund				20,636	3,820,962
						7,608,611
	Communications - 16.14%
	Communication Services Select Sector SPDR Fund				52,583	3,668,716
	Total Exchange-Traded Products (Cost $22,122,761)					23,100,369
		Number of Contracts	Exercise Price	Exercise Date	Notional Value
Put Options Purchased - 0.02%
	SPDR S&P 500 ETF Trust (Premiums Paid $199,317)	179	$2	6/2/2023	$35,800	4,206
Investments, at Value (Cost $22,322,078) - 101.66%						$23,104,575
Options Written (Premiums Received $243,528) - (2.08)%						(473,634)
Other Assets Less Liabilities - 0.42%						95,998
Net Assets - 100.00%						$22,726,939

(a)	Non-income producing investment

Schedule of Options Written (unaudited)
As of November 30, 2023
	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value (Note 1)
Call Options Written - (2.07)%
SPDR S&P 500 ETF Trust (Premium Paid $156,982)	(179)	$431	12/16/2023	$(7,714,900)	$(471,754)
Put Options Written - (0.01)%
SPDR S&P 500 ETF Trust (Premium Paid $86,546)	(179)	397	12/16/2023	(7,106,300)	(1,880)
Total Options Written (Premiums Received $243,528) - (2.08)%					$(473,634)

Summary of Investments by Sector	% of Net Assets	Value
Exchange-Traded Products
Large-Cap Fund	52.02%	$11,823,042
Technology Funds	33.48%	7,608,611
Communications Fund	16.14%	23,100,369
Put Options Purchased	0.02%	4,206
Options Written	(2.08)%	(473,634)
Other Assets Less Liabilities	0.42%	95,998
Total Net Assets	100.00%	$42,158,592

See Notes to Financial Statements

Adaptive ETFs
Statement of Assets and Liabilities (unaudited)
As of November 30, 2023
	Adaptive Alpha Opportunities ETF	Adaptive Hedged Multi- Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Assets:
Investments, at value	$239,970,019	$34,788,173	$11,407,299	$23,104,575
Cash	25,172	883,447	366,721	157,960
Receivables:
Investment sold	7,800	996	-	-
Fund shares sold	-	-	-	-
Dividends	138,495	-	-	-
Interest	43,628	4,287	-	-
Due from Advisor	-	-	143	-
Total assets	240,185,114	35,676,903	11,774,163	23,262,535
Liabilities:
Options written, at value	8,002,575	75,490	476,438	473,634
Payables:
Investments purchased	4,680	-	-	-
Accrued expenses:
Tax expenses (note 1)	-	-	-	-
Advisory fees	12,596	854	-	622
Professional fees	12,048	1,273	7,350	6,186
Trustee fees and meeting expenses	2,458	2,343	2,410	2,382
Operational expenses	77,468	1,100	41,058	52,478
Other expenses	290	290	290	294
Total liabilities	8,112,115	81,350	527,546	535,596
Total Net Assets	$232,072,999	$35,595,553	$11,246,617	$22,726,939
Net Assets Consist of:
Paid in capital	$235,029,346	$49,273,084	$14,929,045	$29,153,741
Accumulated deficit	(2,956,347)	(13,677,531)	(3,682,428)	(6,426,802)
Total Net Assets	$232,072,999	$35,595,553	$11,246,617	$22,726,939
ETF Shares Outstanding, no par value
(unlimited authorized shares)	9,743,738	4,820,546	843,586	1,827,274
Net Asset Value, Per Share	$23.82	$7.38	$13.33	$12.44
Investments, at cost	$224,080,863	$33,956,233	$10,877,921	$22,322,078
Options written, premiums received	8,689,504	109,580	252,163	243,528

See Notes to Financial Statements

Adaptive ETFs
Statement of Operations (unaudited)
For the six months ended November 30, 2023
	Adaptive Alpha Opportunities ETF	Adaptive Hedged Multi- Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Investment Income:
Dividends	$ 1,458,876	$ 819,750	$142,588	$ 127,645
Interest	238,387	26,970	734	-
Total Investment Income	1,697,263	846,720	143,322	127,645
Expenses:
Advisory fees (note 2)	1,074,252	155,953	90,347	98,270
Registration and filing expenses	2,793	1,647	549	732
Professional fees	21,979	43,625	21,099	24,070
Administration fees (note 2)	104,929	28,488	19,951	21,122
Transfer agent fees (note 2)	11,410	7,026	6,491	6,530
Distribution fees (note 2)	10,797	10,980	10,797	10,614
Shareholder fulfillment fees	11,757	3,665	2,379	1,830
Custody fees	30,560	7,010	8,930	8,930
Fund Accounting Fee	6,742	6,634	6,746	6,746
Trustee fees and meeting expenses (note 3)	4,392	4,268	4,336	4,336
Security pricing fees	4,992	1,645	1,507	1,042
Compliance fees (note 2)	15,092	6,433	5,139	7,380
Insurance fees	4,333	1,830	1,830	1,830
Other expenses	1,099	1,098	1,097	1,098

Total Expenses	1,305,127	280,302	181,198	194,530
Fees waived by Advisor (note 2)	-	(98,263)	(68,265)	(71,693)
Net Expenses	1,305,127	182,039	112,933	122,837
Net Investment Income	392,136	664,681	30,389	4,808
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(10,085,502)	(5,201,220)	75,962	117,024
Options written	1,912,761	624,328	3,720	(5,743)
In-kind transactions	2,225,443	89,338	285,029	344,399
Total realized gain (loss)	(5,947,298)	(4,487,554)	364,711	455,680

Net change in unrealized appreciation (depreciation) on:
Investment transactions	21,194,022	1,508,319	483,694	836,145
Options written	660,618	34,091	(224,275)	(230,106)
Total change in unrealized appreciation	21,854,640	1,542,410	259,419	606,039
Net Realized and Unrealized Gain (Loss) on Investments	15,907,342	(2,945,144)	624,130	1,061,719
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,299,478	$(2,280,463)	$654,519	$1,066,527

See Notes to Financial Statements

Adaptive ETFs
Statements of Changes in Net Assets
For the period or fiscal year ended
	Adaptive Alpha Opportunities ETF
	November 30, 2023 (a)	May 31, 2023
Operations:
Net investment income (loss)	$ 392,136	$ 650,891
Net realized gain (loss) from investment transactions	(10,085,502)	(10,251,294)
Net realized gain (loss) from options written	1,912,761	112,741
Net realized gain (loss) from in-kind transactions	2,225,443	5,599,013
Capital gain distributions from underlying funds	-	406,502
Net change in unrealized appreciation (depreciation) on investments	21,854,640	(205,584)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,299,478	(3,687,731)
Distributions to Shareholders From:
Distributable Earnings	-	(333,815)
Return of Capital	-	-
Net Decrease in Net Assets Resulting from Distributions	-	(333,815)
Capital Share Transactions:
Shares sold	41,984,750	58,957,432
Shares repurchased	(21,766,410)	(71,230,077)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	20,218,340	(12,272,645)
Net Increase (Decrease) in Net Assets	36,517,818	(16,294,191)
Net Assets:
Beginning of Year	195,555,181	211,849,372
End of Year	$232,072,999	$195,555,181
Share Information:
Shares sold	1,830,000	2,760,000
Reinvested dividends and distributions	-	-
Shares repurchased	(940,000)	(3,410,000)
Net Increase (Decrease) in Capital Shares	890,000	(650,000)

See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income ETF		RH Tactical Outlook ETF		RH Tactical Rotation ETF
November 30, 2023 (a)	May 31, 2023	November 30, 2023 (a)	May 31, 2023	November 30, 2023 (a)	May 31, 2023

$ 664,681	$ 1,684,618	$ 30,389	$ (55,466)	$ 4,808	$ 26,327
(5,201,220)	(5,971,503)	75,962	(2,027,942)	117,024	(2,418,586)
624,328	476,011	3,720	-	(5,743)	293,157
89,338	(95,651)	285,029	334,357	344,399	(30,876)
-	-	-	-	-	-
1,542,410	3,311,468	259,419	(95,741)	606,039	296,484
(2,280,463)	(595,057)	654,519	(1,844,792)	1,066,527	(1,833,494)

(1,617,422)	(1,552,215)	-	-	-	-
-	(1,977,724)	-	-	-	-
(1,617,422)	(3,529,939)	-	-	-	-

7,857,746	12,243,981	817,233	4,586,940	7,465,015	1,542,248
(16,344,402)	(8,850,005)	(10,925,473)	(9,646,738	(5,029,488)	(7,967,898
(8,486,656)	3,393,976	(10,108,240)	(5,059,798)	2,435,527	(6,425,650)
(12,384,541)	(731,020)	(9,453,721)	(6,904,590)	3,502,054	(8,259,144)

47,980,094	48,711,114	20,700,338	27,604,928	19,224,885	27,484,029
$35,595,553	$47,980,094	$11,246,617	$20,700,338	$22,726,939	$19,224,885

1,070,000	1,560,000	60,000	350,000	610,000	130,000
-	-	-	-	-	-
(2,420,000)	(1,120,000)	(830,000)	(750,000)	(400,000)	(670,000)
(1,350,000)	440,000	(770,000)	(400,000)	210,000	(540,000)

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF
Financial Highlights
For a share outstanding during the	Nov 30,		May 31,
period or fiscal years ended	2023 (g)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$ 22.09		$ 22.29		$ 25.77		$ 17.78		$ 15.55		$ 17.45

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.04		0.08		(0.01)		(0.17)		0.01		0.01
Net realized and unrealized gain (loss)
on investments	1.69		(0.24)		(1.85)		8.36		2.69		(0.93)

Total from Investment Operations	1.73		(0.16)		(1.86)		8.19		2.70		(0.92)

Less Distributions From:
Net investment income	-		(0.04)		(0.05)		(0.02)		-		(0.82)
Net realized gains	-		-		(1.57)		(0.18)		(0.47)		(0.16)

Total Distributions	-		(0.04)		(1.62)		(0.20)		(0.47)		(0.98)

Net Asset Value, End of Period	$ 23.82		$ 22.09		$ 22.29		$ 25.77		$ 17.78		$ 15.55

Total Return (a)	7.84%		(0.71)%		(8.05)%		46.18%		17.50%		(4.37)%

Net Assets, End of Period (in thousands)	$232,073		$195,555		$211,849		$153,188		$ 59,869		$ 53,013
Ratios of:
Gross Expenses to Average Net Assets (b)	1.21%	(h)	1.19%		1.18%		1.45%	(e)	1.58%	(e)	1.57%
Net Expenses to Average Net Assets (b)	1.21%	(h)	1.19%		1.18%		1.26%	(e)	1.26%	(e)	1.27%
Net Investment Income (Loss) to Average Net Assets (b)(c)	0.36%	(h)	0.36%		(0.02)%		(0.75)%		0.07%		0.08%
Portfolio turnover rate	26.49%	(f)(i)	22.32%	(f)	25.74%	(f)	94.33%	(f)	319.85%		268.30%
(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes interest expense of 0.01% for the fiscal years ended May 31, 2021 and 2020.
(f)	Excludes securities received or delivered in-kind.
(g) Unaudited
(h) Annualized
(i) Not annualized

See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income ETF
Financial Highlights
For a share outstanding during the	Nov 30,		May 31,
period or fiscal years ended	2023 (h)		2023		2022		2021	2020	2019
Net Asset Value, Beginning of Period	$7.78		$8.50		$9.83		$9.79	$10.29	$10.12

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.13		0.62		0.73		0.26	0.31	0.43
Net realized and unrealized gain (loss)
on investments	(0.22)		(0.72)		(1.38)		0.06	(0.47)	0.17

Total from Investment Operations	(0.09)		(0.10)		(0.65)		0.32	(0.16)	0.60

Less Distributions From:
Net investment income	(0.31)		(0.27)		(0.68)		(0.28)	(0.34)	(0.43)
Return of Capital	-		(0.35)		-		-	-	-

Total Distributions	(0.31)		(0.62)		(0.68)		(0.28)	(0.34)	(0.43)

Net Asset Value, End of Period	$7.38		$7.78		$8.50		$9.83	$9.79	$10.29

Total Return (a)	(1.13)%		(1.06)%		(6.98)%	(g)	3.29%	(1.62)%	6.07%

Net Assets, End of Period (in thousands)	$35,596		$47,980		$48,711		$18,911	$42,354	$14,767
Ratios of:
Gross Expenses to Average Net Assets (b)	1.44%	(i)	1.27%		2.29%	(f)	1.86%	1.83%	2.88%
Net Expenses to Average Net Assets (b)	0.94%	(i)	0.85%		1.74%	(f)	1.25%	1.25%	1.25%
Net Investment Income to Average Net Assets (b)(d)	3.42%	(i)	7.88%		7.83%	(f)	2.58%	3.04%	4.19%
Portfolio turnover rate	222.31%	(j)	155.15%	(e)	225.13%	(e)	148.62%	9.52%	27.78%
(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Excludes securities received or delivered in-kind.
(f)	Gross expenses, net expenses, and net investment income include tax expenses. The impact on the ratios is 0.78%.
(g)	The total return includes tax expenses. The impact on total returns was (0.44)%
(h) Unaudited
(i) Annualized
(j) Not annualized

See Notes to Financial Statements

RH Tactical Outlook ETF
Financial Highlights
For a share outstanding during the	Nov 30,		May 31,
period or fiscal years ended	2023 (g)		2023		2022		2021		2020	2019
Net Asset Value, Beginning of Period	$12.83		$ 13.71		$ 14.44		$ 11.36		$ 11.84	$ 13.79

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.02		(0.03)		(0.03)		0.00	(e)	0.08	0.09
Net realized and unrealized gain (loss)
on investments	0.48		(0.85)		(0.70)		3.08		(0.39)	(0.29)

Total from Investment Operations	0.50		(0.88)		(0.73)		3.08		(0.31)	(0.20)

Less Distributions From:
Net investment income	-		-		-		-		(0.17)	(0.04)
Net realized gains	-		-		-		-		-	(1.71)

Total Distributions	-		-		-		-		(0.17)	(1.75)

Net Asset Value, End of Period	$13.33		$ 12.83		$ 13.71		$ 14.44		$ 11.36	$ 11.84

Total Return (a)	3.92%		(6.43)%		(5.05)%		27.11%		(2.84)%	(0.55)%

Net Assets, End of Period (in thousands)	$11,247		$20,700		$27,605		$10,816		$15,339	$14,781
Ratios of:
Gross Expenses to Average Net Assets (b)	2.01%	(h)	1.78%		2.01%		2.92%		2.50%	2.65%
Net Expenses to Average Net Assets (b)	1.25%	(h)	1.25%		1.26%		1.25%		1.25%	1.25%
Net Investment Income (Loss) to Average Net Assets (b)(c)	0.34%	(h)	(0.23)%		(0.20)%		(0.01)%		0.62%	0.70%
Portfolio turnover rate	83.36%	(i)	164.54%	(f)	120.07%	(f)	143.64%		141.55%	159.92%
(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Less than $0.01 per share.
(f)	Excludes securities received or delivered in-kind.
(g) Unaudited
(h) Annualized
(i) Not annualized

See Notes to Financial Statements

RH Tactical Rotation ETF
Financial Highlights
For a share outstanding during the	Nov 30,		May 31,
period or fiscal years ended	2023 (g)		2023	2022		2021	2020		2019
Net Asset Value, Beginning of Period	$11.89		$12.74	$13.36		$10.40	$11.61		$13.76

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	-		0.01	(0.02)		-	0.06		0.13
Net realized and unrealized gain (loss)
on investments	0.55		(0.86)	(0.60)		3.09	(0.94)		(0.75)

Total from Investment Operations	0.55		(0.85)	(0.62)		3.09	(0.88)		(0.62)

Less Distributions From:
Net investment income	-		-	-		(0.13)	(0.33)		(0.10)
Net realized gains	-		-	-		-	-		(1.43)

Total Distributions	-		-	-		(0.13)	(0.33)		(1.53)

Net Asset Value, End of Period	$12.44		$11.89	$12.74		$13.36	$10.40		$11.61

Total Return (a)	4.63%		(6.69)%	(4.64)%		29.80%	(7.98)%		(3.38)%

Net Assets, End of Period (in thousands)	$22,727		$19,225	$27,484		$19,021	$19,027		$71,697
Ratios of:
Gross Expenses to Average Net Assets (b)	1.98%	(h)	1.82%	1.74%		2.34%	1.80%	(f)	1.34%
Net Expenses to Average Net Assets (b)	1.25%	(h)	1.24%	1.25%		1.25%	1.25%	(f)	1.25%
Net Investment Income (Loss) to Average Net Assets (b)(c)	0.05%	(h)	0.11%	(0.18)%		0.06%	0.49%		1.03%
Portfolio turnover rate	132.66%	(i)	78.83%	293.36%	(e)	529.41%	624.45%		379.14%
(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Excludes securities received or delivered in-kind.
(f)	Includes interest expense of less than 0.005% for the fiscal years ended May 31, 2020.
(g) Unaudited
(h) Annualized
(i) Not annualized

See Notes to Financial Statements

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023

1.	Organization and Significant Accounting Policies
The Adaptive ETFs (the “ETFs”) are series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each ETF is a separate, diversified series of the Trust.
The Adaptive Alpha Opportunities ETF seeks to achieve its investment objective of capital appreciation by investing primarily in exchange-traded funds that are registered under the Investment Company Act of 1940 (the “1940 Act”) and not affiliated with the ETF that invest in equity securities of any market capitalization of issuers from a number of countries throughout the world, including emerging market countries.
The Adaptive Hedged Multi-Asset Income ETF seeks to achieve its investment objective of total return by investing in other investment companies, including mutual funds and ETFs that are registered under the 1940 Act and not affiliated with the ETF, or by making direct investments.
The RH Tactical Outlook ETF seeks to achieve its investment objective of total return by investing in ETFs that are registered under the 1940 Act and not affiliated with the ETF.
The RH Tactical Rotation ETF seeks to achieve its investment objective of capital appreciation by investing in ETFs that are registered under the 1940 Act and not affiliated with the ETF.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETFs. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETFs may only be purchased and sold in secondary market transactions through brokers. Shares of the ETFs are listed for trading on NYSE Arca under the trading symbols of each ETF listed in the table below, and because shares will trade at market prices rather than NAV, shares of the ETFs may trade at a price greater than or less than NAV.
ETF Name	Trading Symbol (Ticker)
Adaptive Alpha Opportunities ETF	AGOX
Adaptive Hedged Multi-Asset Income ETF	AMAX
RH Tactical Outlook ETF	RHTX
RH Tactical Rotation ETF	RHRX

Transaction Fees
The consideration for the purchase of Creation Units of the ETFs generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. The ETFs may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to Clear Street LLC, one of the ETFs’ custodians, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.
Collateral
When the ETFs are awaiting settlements on in-kind transactions, they may receive collateral consisting of cash or cash equivalents, or securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or any combination thereof. Nevertheless, the ETFs risk a delay in the recovery of the collateral, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, there is a possibility that the in-kind transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the ETFs. As well, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the ETFs will have to cover the loss when repaying the collateral.
The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
The Date of Initial Public Investment for each ETF:
ETF
Adaptive Alpha Opportunities ETF	September 20, 2012
Adaptive Hedged Multi-Asset Income ETF	October 2, 2009
RH Tactical Outlook ETF	September 20, 2012
RH Tactical Rotation ETF	September 20, 2012

The following is a summary of significant accounting policies consistently followed by the ETFs. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETFs follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”
Investment Valuation
Each ETF’s securities and investments are carried at fair value.  Equity securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price provided by a third-party pricing service at the time the valuation is made (generally 4:00 p.m. Eastern Time), or, if there are no sales, at the mean of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded by the ETFs. Equity securities traded in the over-the-counter markets are generally valued at the NASDAQ Official Closing Price at the close of regular trading or the exchange on the day the security is valued or, if there are no sales, at the mean of the most recent bid and asked prices. Fixed income securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Options are valued at the mean of the last quoted bid and ask prices provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded. Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each ETF’s net asset value calculation) or which cannot be accurately valued using each ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”).  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each ETF’s normal pricing procedures.
Underlying Funds
Open-End Funds - Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.
Fair Value Measurement
Each ETF has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of each ETF's investments. These inputs are summarized in the three broad levels listed below:
Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.
Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:
Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of November 30, 2022, for each ETF’s investments measured at fair value:
Adaptive Alpha Opportunities ETF
	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$120,490,243	$120,490,243	$ -	$-
Exchange-Traded Products*	106,156,850	106,156,850	-	-
Options Purchased	8,660,905	-	8,660,905	-
Short-Term Investment	4,662,021	4,662,021	-	-
Total Assets	$239,970,019	$231,309,114	$ 8,660,905	$-

Liabilities
Options Written	$(8,002,575)	$ -	$(8,002,575)	$-
Total Liabilities	$(8,002,575)	$ -	$(8,002,575)	$-

Adaptive Hedged Multi-Asset Income ETF
	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Products*	$34,399,945	$34,399,945	$ -	$ -
Collateralized Mortgage Obligations	312,753	-	285,752	27,001
Short-Term Investment	75,475	75,475	-	-
Total Assets	$34,788,173	$34,475,420	$285,752	$27,001

Liabilities
Options Written	$ (75,490)	$ -	$(75,490)	$ -
Total Liabilities	$ (75,490)	$ -	$(75,490)	$27,001

The table below presents a reconciliation of all Level 3 fair value measurements existing at November 30, 2023:
Value
Opening Balance	$ 98,184
Change in unrealized appreciation	(71,183)
Ending Balance	$ 27,001

RH Tactical Outlook ETF
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$11,402,716	$11,402,716	$ -	$-
Options Purchased	4,583		4,583
Total Assets	$11,402,716	$11,402,716	$ -	$-

Liabilities
Options Written	$ (476,438)	$ -	$(476,438)	$-
Total Liabilities	$ (476,438)	$ -	$(476,438)	$-

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
RH Tactical Rotation ETF
	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Products*	$42,532,022	$42,532,022	$-	$-
Options Purchased	4,206	-	4,206	-
Total Assets	$42,536,228	$42,532,022	$4,206	$-

Liabilities
Options Written	$(473,634)	$-	$(473,634)	$-
Total Liabilities	$(473,634)	$-	$(473,634)	$-

*Refer to the Schedules of Investments for a breakdown by sector.
Purchased Options
When the ETFs purchase an option, an amount equal to the premium paid by the ETFs is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the ETFs enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
Written Options
When the ETFs write an option, an amount equal to the premium received by the ETFs is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the ETFs on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the ETFs have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the ETFs. The ETFs, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
Derivative Financial Instruments
The ETFs may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  During the fiscal period ended November 30, 2023, ETFs used put and call options for hedging and income purposes.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the ETFs to gains or losses in excess of the amounts shown on each ETF’s Statement of Assets and Liabilities.
Derivatives are marked to market daily based upon quotations from market makers or the ETFs’ independent pricing services and the ETFs’ net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on each ETF’s Statement of Operations for options purchased.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of November 30, 2023:
ETF	Derivative Type	Location	Value
Adaptive Alpha Opportunities ETF	Purchased options - Equity risk	Assets - Investments, at value	$ 8,660,905
	Written options - Equity risk	Liabilities - Options written, at value	(8,002,575)
Adaptive Hedged Multi-Asset Income ETF	Written options - Equity risk	Liabilities - Options written, at value	(75,490)
RH Tactical Outlook ETF	Purchased options - Equity risk	Assets - Investments, at value	4,583
	Written options - Equity risk	Liabilities - Options written, at value	476,438
RH Tactical Rotation ETF	Purchased options - Equity risk	Assets - Investments, at value	4,206
	Written options - Equity risk	Liabilities - Options written, at value	(473,634)

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
The following tables set forth the effect of derivative instruments on the Statements of Operations for the fiscal year ended November 30, 2023 for the ETFs as follows:
Adaptive Alpha Opportunities ETF
Derivative Type	Location	Gains/ (Losses)
Purchased Equity Options	Net realized gain (loss) from investment transactions	$(3,326,135)
Purchased Equity Options	Net change in unrealized appreciation (depreciation) on investments	(2,667,400)
Written Equity Options	Net realized gain (loss) from options written	1,912,761
Written Equity Options	Net change in unrealized appreciation (depreciation) on options written	660,618

Adaptive Hedged Multi-Asset Income ETF
Derivative Type	Location	Gains/ (Losses)
Written Equity Options	Net realized gain (loss) from options written	$624,328
Written Equity Options	Net change in unrealized appreciation (depreciation) on options written	34,091

RH Tactical Outlook ETF
Derivative Type	Location	Gains/ (Losses)
Purchased Equity Options	Net realized gain (loss) from investment transactions	$ -
Purchased Equity Options	Net change in unrealized appreciation (depreciation) on investments	(195,110)
Written Equity Options	Net realized gain (loss) from options written	122,837
Written Equity Options	Net change in unrealized appreciation (depreciation) on options written	(230,106)

RH Tactical Rotation ETF
Derivative Type	Location	Gains/ (Losses)
Purchased Equity Options	Net realized gain (loss) from investment transactions	$(402,598)
Purchased Equity Options	Net change in unrealized appreciation (depreciation) on investments	(195,110)
Written Equity Options	Net realized gain (loss) from options written	(5,743)
Written Equity Options	Net change in unrealized appreciation (depreciation) on options written	(230,106)

The following table represents the average notional values on options, which serve as an indicator of volume for options during the fiscal year ended November 30, 2023:
ETF	Derivative Type	Type	Average Notional
Adaptive Alpha Opportunities ETF	Purchased options – Equity risk	Premiums Paid	$374,255,219
	Written options – Equity risk	Premiums Received	(493,560,061)
Adaptive Hedged Multi-Asset Income ETF	Purchased options – Equity risk	Premiums Paid	-
	Written options – Equity risk	Premiums Received	(41,157,997)
RH Hedged Multi-Asset Income ETF	Purchased options – Equity risk	Premiums Paid	3,853,005
	Written options – Equity risk	Premiums Received	(7,409,625)
RH Tactical Rotation ETF	Purchased options – Equity risk	Premiums Paid	3,536,861
	Written options – Equity risk	Premiums Received	(7,409,625)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as an ETF is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
Each ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
Distributions
The ETFs may declare and distribute dividends from net investment income (if any) monthly. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor
Each ETF pays a monthly advisory fee to Cavalier Investments, LLC d/b/a Adaptive Investments (the “Advisor”), based upon the average daily net assets and calculated at an annual rate.
See the table below for the advisory fee rates and amounts earned by the Advisor from each ETF during fiscal period ended November 30, 2023:
ETF	Advisory Fee Rate	Amount Earned	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Adaptive Alpha Opportunities ETF	1.00%	$1,074,252	$ -	$-
Adaptive Hedged Multi-Asset Income ETF	0.80%	155,953	98,263	-
RH Tactical Outlook ETF	1.00%	90,347	65,980	2,285
RH Tactical Rotation ETF	1.00%	98,270	71,693	-
(a)	Waivers and expense reimbursements are not subject to recoupment.

The Advisor engaged a sub-advisor to provide day to day portfolio management for some of the ETFs throughout the period. The sub-advisor is paid directly by the Advisor based upon the average daily net assets and calculated at an annual rate. See the table below for the sub-advisory fee rates and amount paid by the Advisor to the Sub-Advisor for the sub-advised ETF during the fiscal period ended November 30, 2023:
ETF	Sub-Advisor	Sub-Advisory Fee Rate	Sub-Advisory Fee Received
Adaptive Alpha Opportunities ETF	Bluestone Capital Management LLC	0.15% (on AUM $20M-$40M); and 0.30% (on AUM over $40M)	$277,581

Expense Limitation
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETFs, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETFs, if necessary, in amounts that limit the ETFs’ total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses (except for Adaptive Alpha Opportunities ETF and Adaptive Hedged Multi-Asset Income ETF); (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor)) to not more than the following percentages of the average daily net assets of each ETF.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023

ETF	Expenses Limitation
Adaptive Alpha Opportunities ETF	1.39%
Adaptive Hedged Multi-Asset Income ETF	1.29%
RH Tactical Outlook ETF	1.25%
RH Tactical Rotation ETF	1.25%

Administrator
The ETFs pays customary fees to The Nottingham Company (the “Administrator”) for its services as Fund Administrator and Fund Accountant.  Certain officers of the Administrator are also officers of the Trust.
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the ETFs for its services pursuant to the Compliance Services Agreement with the ETFs.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the ETFs.  For its services, the Transfer Agent is entitled to receive compensation from the ETFs pursuant to the Transfer Agent’s fee arrangements with the ETFs.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the ETFs’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the ETFs pursuant to the ETFs’ fee arrangements with the Distributor.
3.	Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the ETFs.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the ETFs; review performance of the Advisor and the ETFs; and oversee activities of the ETFs. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) will receive $2,400 per series of the Trust per year plus $400 for each quarterly meeting, $200 for each Committee meeting held outside of the quarterly Board meetings, and $1,000 per special meeting. The Trust reimburses each Independent Trustee and officer of the Trust for their travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.
Certain officers of the Trust may also be officers of the Administrator.
4.	Purchases and Sales of Investment Securities
For the fiscal period November 30, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
ETF	Purchases of Securities	Proceeds from Sales of Securities	In-Kind Purchases	In-Kind Sales
Adaptive Alpha Opportunities ETF	$112,856,735	$101,711,994	$24,829,201	$19,575,054
Adaptive Hedged Multi-Asset Income ETF	78,523,714	70,189,888	2,801,584	8,377,117
RH Tactical Outlook ETF	9,092,285	11,165,094	813,305	5,003,395
RH Tactical Rotation ETF	32,348,712	23,534,635	3,649,056	5,010,829

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal period ended November 30, 2023.
5.	Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
Management has reviewed all taxable years/periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of November 30, 2023, open taxable years consisted of the taxable years ended May 31, 2020 through May 31, 2023, and as of and during the fiscal period ended November 30, 2023. No examination of tax returns is currently in progress for any of the ETFs.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
	Adaptive Alpha Opportunities ETF	Adaptive Hedged Multi- Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Cost of Investments	$224,080,863	$33,956,233	$10,877,921	$22,322,078
Gross Unrealized Appreciation	28,199,239	1,097,149	867,988	1,062,274
Gross Unrealized Depreciation	(11,649,466)	(231,118)	(562,885)	(509,883)
Net Unrealized Appreciation (Depreciation)	16,549,774	866,030	305,103	552,391
Short Term Capital Loss Carryforward	(3,265,176)	(4,237,800)	(3,431,067)	(6,570,708)
Long Term Capital Loss Carryforward	(10,497,213)	(4,152,221)	(690,101)	(828,243)
Late Year Loss	(190,802)	-	(77,001)	(32,703)
Distributable Earnings (Accumulated Deficit)	$2,596,583	($7,523,991)	($3,893,066)	($6,879,263)

6.	Risk Considerations
Investments in the ETFs are subject to the following risks:
	Adaptive Alpha Opportunities ETF	Adaptive Hedged Multi-Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Asset-Backed Securities Investment		X
Authorized Participant	X	X	X	X
Cash and Cash Equivalents	X	X	X	X
Commodities		X	X
Common Stock	X		X	X
Control of Portfolio Funds	X	X	X	X
Convertible Securities		X		X
Corporate Debt Securities		X
Counterparty Credit	X	X	X	X
Credit		X
Cybersecurity	X	X	X	X
Early Close/Trading Halt	X	X	X	X
Equity Securities	X		X	X
ETF Investing	X	X	X	X
ETF Structure	X	X	X	X
ETN		X		X
Fixed Income	X	X	X
Foreign Securities and Emerging Markets	X	X	X
Fund Investing	X	X	X	X

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
	Adaptive Alpha Opportunities ETF	Adaptive Hedged Multi-Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Hedging		X
High-Yield		X
Inflation		X
Interest Rate		X
Inverse ETF Risk	X	X	X
Investment Advisor	X	X	X	X
Large-Cap Securities	X		X	X
Leveraged and Inverse ETFs		X		X
LIBOR		X
Liquidity		X
Managed Volatility	X	X	X	X
Management	X	X	X	X
Market	X	X	X	X
Mortgage-Backed Securities		X
Pandemic	X	X	X	X
Portfolio Turnover	X		X	X
Preferred Equity		X		X
Quantitative	X	X		X
Rating Agencies		X
REIT		X	X
Risks from Purchasing Options	X	X	X	X
Risks from Selling or Writing Options	X	X	X	X
Subsidiary Risk		X
Small-Cap and Mid-Cap Securities	X		X	X
Tax		X
U.S. Government Securities		X

Asset-Backed Securities Investment Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the ETF may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. Asset-backed securities in the ETF invests may have underlying assets. There is a risk that borrowers may default on their obligations in respect of those underlying obligations. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. Holders also may experience delays in payment or losses on the securities if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral securing certain contracts, or other factors. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the ETF. It is possible that many, or all asset-backed securities will fall out of favor at any time or over time with investors, affecting adversely the values and liquidity of the securities.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cash and Cash Equivalents Risk. At any time, the ETF may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.
Commodities Risk. The ETF and Portfolio Funds may have exposure to the commodities markets, subjecting the ETF to risks not associated with investments in traditional securities. The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.
Common Stock Risk. Investments by the ETF and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the ETF or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the ETF to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the ETF. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.
Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks. There is no guarantee that the Portfolio Funds will achieve their investment objectives and the ETF has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds. The investment policies of the Portfolio Funds may differ from the ETF’s policies. Although the ETF and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the ETF’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund. Even though each Portfolio Fund is subject to certain constraints, the investment advisor of each Portfolio Fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Convertible Securities Risk. Convertible securities are fixed income securities that the ETF or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price. The option allows the ETF or Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Portfolio Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Portfolio Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the ETF or Portfolio Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
Corporate Debt Securities Risk. The ETF and Portfolio Funds may invest in corporate debt securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment.  Higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, like trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. Insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the ETF. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.
Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the ETF. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.
Credit Risk. Credit risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the ETF when they are due. As a result, the ETF’s income might be reduced, the value of the ETF’s investment might fall, and/or the ETF could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as “junk bonds”) tend to be particularly sensitive to these changes.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the ETF or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors, and/or other third-party service providers may adversely impact the ETF and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the ETF’s ability to calculate its NAV, cause the release of private shareholder information or confidential ETF information, impede trading, cause reputational damage, and subject the ETF to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The ETF also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The ETF and its shareholders could be negatively impacted as a result.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Equity Securities Risk.  Investments by the Portfolio Funds in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the ETF to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the ETF.
ETF Investing Risk.  An investment in an ETF is an investment in another investment company and therefore the ETF’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the ETF invests in addition to the ETF’s own fees and expenses. As a result, the cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) trading of an underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF’s returns from that of its corresponding index. Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs in the ETF’s portfolio will be borne by the ETF.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares. Any absence of an active trading market. In turn, lead to a heightened risk of a difference between the market price of the Shares and the value of the Shares, which would be reflected in a wider bid-ask spread.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the  NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV, and the bid-ask spread could widen.

•
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

•
To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

•
The market price for the Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

•
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

•
In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

ETN Risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk. ETN holders are exposed to an issuer’s credit risk, which does not affect ETF holders. ETNs are senior unsecured obligations of the issuer. The repayment of the principal and any applicable return at maturity or upon repurchase by the issuer are dependent on that issuer's ability to pay.
Fixed Income Risk.  Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments. When the ETF invests in fixed income securities the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Interest rates are currently at historical lows, which may impact the ETF’s risk profile. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the ETF and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the ETF’s share price to fluctuate or decline more than other types of equity investments.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
Foreign Securities and Emerging Markets Risk. Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the ETF or a Portfolio Fund with significant investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
The ETF and Portfolio Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, there may be greater market manipulation, and securities markets that trade a small number of issues which could reduce liquidity. There is also less publicly available information on emerging market companies due to differences in regulation, accounting, auditing, and financial recordkeeping requirements, and the information available may be unreliable or outdated.
Fund Investing Risk. Investments in other investment companies subject the ETF to additional operating and management fees and expenses. Investors in the ETF will indirectly bear fees and expenses charged by the funds in which the ETF invests, in addition to the ETF’s direct fees and expenses.  As a result, the cost of investing in the ETF will be higher than the cost of investing directly in the Portfolio Funds and also may be higher than other funds that invest directly in securities. The ETF’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.  Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.
Hedging Risk. Techniques used by Advisor to hedge the ETF’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the ETF’s participation in market gains. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the hedging techniques in a timely manner.
High-Yield Risk. The ETF and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade. Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. Credit risk is greater for junk bonds, particularly for bonds of issuers in default, than for investment grade bonds, which is the risk that issuers will not make payments on fixed income securities held by the ETF, resulting in losses to the ETF. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities. The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices. Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.
Inflation Risk. Fixed income securities held by the ETF and Portfolio Funds are subject to inflation risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the ETF’s portfolio.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
Interest Rate Risk. Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the ETF and Portfolio Funds or may fall resulting in an increase in the value of such securities. Interest rates are currently at historic lows due to the various federal government stimulus programs as a result of the COVID-19 pandemic. Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Inverse ETF Risk. Investing in inverse ETFs may result in increased volatility due to the inverse ETF’s possible use of short sales of securities and derivatives such as options and futures.  The use of leverage by an ETF increases risk to the ETF.  The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.
Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the ETF to achieve its investment objectives.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the ETF to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Leveraged and Inverse ETFs.  Investing in leveraged ETFs will amplify the ETF’s gains and losses.  Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. Investing in inverse ETFs may result in increased volatility due to the funds’ possible use of short sales of securities and derivatives such as options and futures.  The use of leverage by an ETF increases risk to the ETF. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.
Libor Risk. Certain of the ETF’s or Portfolio Funds’ investments may use a floating rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term Eurodollar deposits between major international banks. As of December 31, 2021, the United Kingdom Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration, have ceased the publication of all non-U.S. dollar LIBOR and the one-week and two-month U.S. dollar LIBOR rates, but the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023, that do not contain clearly defined or practicable fallback provisions.
The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.
The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect fund performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.
Liquidity Risk. Liquidity risk exists when particular investments of the ETF would be difficult to purchase or sell, possibly preventing the ETF from selling such illiquid securities at an advantageous time or price, or possibly requiring the ETF to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
Illiquid investments may be difficult to dispose of at a fair price at the times when the ETF believes it is desirable to do so. The market price of illiquid investments generally is more volatile than that of more liquid investments, which may adversely affect the price that the ETF pays for or recovers upon the sale of such investments. Illiquid investments are also more difficult to value, especially in challenging markets. The Advisor’s judgment may play a greater role in the valuation process. Investment of the ETF’s assets in illiquid securities may restrict the ETF’s ability to take advantage of market opportunities.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
Managed Volatility Risk. Techniques used by Advisor to manage the volatility of the ETF’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the ETF’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.
Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results.
Market Risk.  Market risk refers to the possibility that the value of securities held by the ETF may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The ETF’s performance per share will change daily in response to such factors.
Mortgage-Backed Securities Risk. Investments by the ETF in fixed rate and floating rate mortgage-backed securities will entail credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors could cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security but does not mean that the security’s market value and yield will not change. The values of mortgage-backed securities may change because of changes in the market’s perception of the credit quality of the assets held by the issuer of the mortgage-backed securities or an entity, if any, providing credit support in respect of the mortgage-backed securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the ETF as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless. The ETF also may purchase securities that are not guaranteed or subject to any credit support. An investment in a privately issued mortgage-backed security may be less liquid and subject to greater credit risks than an investment in a mortgage-backed security that is issued or otherwise guaranteed by a federal government agency. The liquidity of mortgage-backed securities can change significantly over time. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall and fall when rates rise. Floating rate mortgage-backed securities generally tend to have more moderate changes in price when interest rates rise or fall, but their current yield will be affected. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which an individual mortgage or that specific mortgage-backed security carries, the default and delinquency rate of the mortgage pool, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage, and the amount of overcollateralization or under-collateralization of a mortgage pool.
The residential mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the ETF’s mortgage-related investments. Delinquencies and losses on residential mortgage loans generally increased in the last decade and potentially could begin to increase again. Ongoing developments in the residential mortgage market may have additional consequences to the market for mortgage-backed securities.
In addition, the liquidity of mortgage-backed securities varies by type of security; at certain times a ETF may be unable to dispose of such investments at a desirable time or at the value the ETF has placed on the investment. Because mortgage-backed securities may be less liquid than other securities, the ETFs may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.
Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic U.S. conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage or asset-backed securities.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
Pandemic Risk. There is an ongoing global outbreak of COVID-19, which has spread to over 200 countries and territories, including the United States. The general uncertainty surrounding the dangers and impact of COVID-19 has created significant disruption in global supply chains and economic activity, increasing rates of unemployment and adversely impacting many industries. The outbreak could have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. The outbreak of the COVID-19 pandemic has, at times, had, and is expected to continue to pose a risk of having, a material adverse impact on the ETF’s market price, NAV and portfolio liquidity among other factors. These impacts will likely continue to some extent as the outbreak persists and potentially even longer. The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of COVID-19 on economic and market conditions, and, as a result, present material uncertainty and risk with respect to the ETFs and the performance of its investments. COVID-19 and the current financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the ETFs’ performance, portfolio liquidity, ability to pay distributions and make share repurchases.
Portfolio Turnover Risk. The Advisor will sell Portfolio Funds and other securities when it is in the best interest of the ETF and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the ETF.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Preferred Equity Risk.  Preferred equity’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred equity may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred equity tends to vary more with fluctuations in the underlying common equity and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred equity may suffer a loss of value if dividends are not paid and have limited voting rights.
Quantitative Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the ETF to achieve its objective.
Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the ETF invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.
REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the ETF, a shareholder will bear expenses of the REITs in addition to ETF expenses.
Risks from Purchasing Options.  If a call or put option purchased by the ETF is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the ETF will lose its entire investment in the option.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the ETF’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the ETF seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Selling or Writing Options.  Writing option contracts can result in losses that exceed the ETF’s initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the ETF at a lower price than its current market value or in the case of cash settled options, the ETF would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the ETF to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the ETF at a higher price than its current market value or in the case of cash settled options, the ETF would be required to purchase the option at a price that is higher than the original sales price for such option.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
There is no assurance that a liquid market will exist when the ETF seeks to close out an option position. Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Subsidiary Risk. By investing in the Subsidiary, the ETF is indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the ETF wholly owns and controls the Subsidiary, and the ETF and its Subsidiary are both managed by the Advisor and sub-advised by the Sub-Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the ETF and its shareholders. The Board has oversight responsibility for the investment activities of the ETF, including its investment in the Subsidiary, and the ETF’s role as sole shareholder of the Subsidiary. To the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its parent fund. Unlike the ETF, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code.
There is a risk that the Internal Revenue Service could assert that the annual net profit realized by the Subsidiary and imputed for income tax purposes to the ETF will not be considered “qualifying income” for purposes of the ETF remaining qualified as a regulated investment company for U.S. federal income tax purposes. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the ETF and/or its Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the ETF. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax, or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the ETF’s shareholders would likely suffer decreased investment returns.
Small-Cap and Mid-Cap Securities Risk. The ETF and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies. This greater risk is, in part, attributable to the fact that the securities of these companies are usually less marketable and, therefore, more volatile than securities of larger, more established companies or the market in general. Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth. Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. These companies may be more vulnerable than larger companies to adverse business or economic developments, the risk exists that the companies will not succeed, and the prices of the companies’ shares could dramatically decline in value. You should expect that the value of the Shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Tax Risk.  By investing in commodities indirectly through the Subsidiary, the ETF will obtain exposure to the commodities markets within the federal tax requirements that apply to the ETF. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the ETF as ordinary income, which may be taxed at less favorable rates than capital gains.
U.S. Government Securities Risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

Adaptive ETFs
Notes to Financial Statements (unaudited)
As of November 30, 2023
7.	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2023, the ETFs had no knowledge of any beneficial owners of 25% of more in any of the ETFs.
8.	Concentration of Risk
The RH Tactical Outlook ETF currently invests a significant portion of its assets in the SPDR S&P 500 ETF Trust (“SPDR”). The RH Tactical Outlook ETF may redeem its investment from SPDR at any time if the Advisor determines that it is in the best interest of the RH Tactical Outlook ETF and its shareholders to do so. The performance of the RH Tactical Outlook ETF may be directly affected by the performance of SPDR. The financial statements of SPDR, including the portfolio of investments, can be found at www.ssga.com or www.sec.gov, and should be read in conjunction with the RH Tactical Outlook ETF’s financial statements. As of November 30, 2023, the RH Tactical Outlook ETF’s net assets invested in SPDR were 73.32%.
The RH Tactical Rotation ETF currently invests a significant portion of its assets in the SPDR S&P 500 ETF Trust (“SPDR”). The RH Tactical Rotation ETF may redeem its investment from SPDR at any time if the Advisor determines that it is in the best interest of the RH Tactical Rotation ETF and its shareholders to do so. The performance of the RH Tactical Rotation ETF may be directly affected by the performance of SPDR. The financial statements of SPDR, including the portfolio of investments, can be found at www.ssga.com or www.sec.gov, and should be read in conjunction with the RH Tactical Rotation ETF’s financial statements. As of November 30, 2023, the RH Tactical Rotation ETF’s net assets invested in SPDR were 52.02%.
9.	Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETFs.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the ETFs, and others that provide for general indemnifications. The ETFs’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETFs.  The ETFs expect the risk of loss to be remote.
10.	Subsequent Events
Distributions
Per share distributions during the subsequent period were as follows:
ETF	Record date	Ex-Date	Payable Date	Ordinary Income
Adaptive Hedged Multi-Asset Income ETF	12/29/23	12/28/23	1/2/24	$0.0305

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Adaptive ETFs
Additional Information (unaudited)
As of November 30, 2023
1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s and Sub-Advisor’s Proxy Voting Policy are included as Appendix B to the ETFs’ Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how each ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETFs at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
Each ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  Each ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.
3.	Schedule of Shareholder Expenses
As a shareholder of the ETFs, you incur ongoing costs, including management fees and other fund expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in the ETFs and to compare these costs with the ongoing costs of investing in other mutual funds and/or exchange-traded products.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 through November 30, 2023.
Actual Expenses Table– This table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – This table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Actual Return
Fund	Beginning Value 06/1/2023	Ending Value 11/30/2023	Expense Paid During Period*	Annualized Expense Ratio*
Adaptive Alpha Opportunities ETF	$1,000.00	$992.90	$5.91	1.19%
Adaptive Hedged Multi-Asset Income ETF	1,000.00	989.40	4.22	0.85%
RH Tactical Outlook ETF	1,000.00	935.70	6.03	1.25%
RH Tactical Rotation ETF	1,000.00	933.10	5.98	1.24%

Hypothetical Return
Fund	Beginning Value 06/1/2023	Ending Value 11/30/2023	Expense Paid During Period*	Annualized Expense Ratio*
Adaptive Alpha Opportunities ETF	$1,000.00	$1,038.10	$6.05	1.19%
Adaptive Hedged Multi-Asset Income ETF	1,000.00	1,041.50	4.33	0.85%
RH Tactical Outlook ETF	1,000.00	1,037.50	6.35	1.25%
RH Tactical Rotation ETF	1,000.00	1,037.60	6.30	1.24%
*Expenses are equal to the average account value over the period multiplied by each ETF’s annualized expense ratio, multiplied by the number of days in the most recent period, divided by the number of days in the fiscal year (to reflect the six month period).

The Adaptive ETFs
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services 116 South Franklin Street Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Adaptive Investments, LLC 12600 Deerfield Parkway Suite #100 Alpharetta, GA 30004

Telephone:	Telephone:

800-773-3863	770-777-8277

World Wide Web @:	World Wide Web @:

ncfunds.com	adaptivefunds.com

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 6, 2024

/s/ Peter McCabe
By:	Peter McCabe Treasurer, Principal Accounting Officer, Principal Financial Officer

Date:	February 6, 2024